FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS

4	FEDERAL INCOME TAX STATUS
The IRS determined and informed UPS by a letter dated February 22, 2016 that the Plan and related trust were designed in accordance with the applicable regulations of the IRC. Therefore, no provision for income taxes has been included in the Plan's financial statements.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken positions that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 there were no positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions, but there were currently no audits for any tax periods in progress. The Plan administrator believes it is no longer subject to income tax examinations for years prior to 2022.